Note 12 - Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Deferred Tax Assets, Net	$ 529,000	$ 503,000
Deferred Tax Assets, Valuation Allowance	$ 0	$ 0